ZEGA Buy and Hedge ETF

SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)

Principal Amount			Value
Corporate Bonds - 3.2%
Auto Manufacturers - 0.5%
	Ford Motor Credit Co., LLC
$139,000	5.584%, 03/18/2024		$138,132
139,000	3.664%, 09/08/2024		134,839
			272,971
Banks - 0.3%
	Intesa Sanpaolo SpA
197,000	5.017%, 06/26/2024		192,525

Commercial Services - 0.5%
	IHS Markit Ltd.
253,000	3.625%, 05/01/2024		248,882

Diversified Financial Services - 0.4%
	Navient Corp.
197,000	6.125%, 03/25/2024		196,488

Investment Companies - 0.2%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
135,000	4.750%, 09/15/2024		130,738

Media - 0.6%
	CSC Holdings, LLC
142,000	5.250%, 06/01/2024		132,563
	DISH DBS Corp.
227,000	5.875%, 11/15/2024		208,694
			341,257
Pharmaceuticals - 0.4%
	Perrigo Finance Unlimited Co.
202,000	3.900%, 12/15/2024		194,755

Telecommunications - 0.3%
	Telecom Italia SpA/Milano
197,000	5.303%, 05/30/2024		193,305

Total Corporate Bonds
(Cost $1,841,600)			1,770,921

United States Treasury Obligations - 25.2%
	United States Treasury Notes
4,583,000	0.750%, 12/31/2023 (1)		4,496,444
4,957,000	3.000%, 06/30/2024		4,851,490
4,737,000	0.750%, 11/15/2024		4,472,487
			13,820,421
Total United States Treasury Obligations
(Cost $13,894,193)			13,820,421

Contracts		Notional Amount
Options Purchased - 70.6%
Call Options - 69.3%
	SPDR® S&P® 500 ETF Trust
1,209	Expiration: 12/19/2025, Strike Price: $150 (2)	$55,346,811	37,934,681

Put Options - 1.3%
	SPDR® S&P® 500 ETF Trust
353	Expiration: 03/15/2024, Strike Price: $370 (2)	16,159,987	117,696
50	Expiration: 03/15/2024, Strike Price: $410 (2)	2,288,950	33,231
403	Expiration: 06/21/2024, Strike Price: $370 (2)	18,448,937	222,149
403	Expiration: 01/17/2025, Strike Price: $370 (2)	18,448,937	357,754
			730,830
Total Options Purchased
(Cost $33,636,519)			38,665,511

Shares
Short-Term Investments - 1.6%
Money Market Funds - 1.6%
662,769	Dreyfus Treasury Securities Cash Management, 4.330% (3)(4)		662,769
195,186	First American Government Obligations Fund, Class X, 5.175% (4)		195,186
			857,955
Total Short-Term Investments
(Cost $857,955)			857,955

Total Investments in Securities - 100.6%
(Cost $50,230,267)			55,114,808
Liabilities in Excess of Other Assets - (0.6)%			(349,803)
Total Net Assets - 100.0%			$54,765,005

Percentages are stated as a percent of net assets.

(1)	A portion of this security ($897,697) was held at the broker in connection with options as of July 31, 2023.
(2)	FLexible EXchange® Options
(3)	This security was held in its entirety at the broker in connectin with options as of July 31, 2023.
(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2023.

ZEGA Buy and Hedge ETF

SCHEDULE OF OPTIONS WRITTEN at July 31, 2023 (Unaudited)

Contracts (1)		Notional Amount	Value
	Options Written - 0.6%
	Call Options Written - 0.6%
	SPDR S&P 500 ETF Trust
1,209	Expiration: 10/20/2023, Strike Price: $480	$55,346,811	$353,028
	Total Options Written
	(Premiums Received $339,342)		$353,028

	Percentages are stated as a percent of net assets.
	(1) 100 shares per contract.

Summary of Fair Value Exposure at July 31, 2023 (Unaudited)

The ZEGA Buy and Hedge ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and options written as of July 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds (1)	$–	$1,770,921	$–	$1,770,921
United States Treasury Obligations	–	13,820,421	–	13,820,421
Options Purchased	–	38,665,511	–	38,665,511
Short-Term Investments	857,955	–	–	857,955
Total Investments in Securities	$857,955	$54,256,853	$–	$55,114,808

Options Written	Level 1	Level 2	Level 3	Total
Call Options Written	$353,028	$–	$–	$353,028
Total Options Written	$353,028	$–	$–	$353,028

(1) See Schedule of Investments for the industry breakout.